Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
405,564	Vanguard Value ETF	$56,012,444	3.0

	Total Exchange-Traded Funds
	(Cost $53,822,058)	56,012,444	3.0

MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
7,234,708	Voya Emerging Markets Index Portfolio - Class I	73,866,371	4.0
18,986,147	Voya International Index Portfolio - Class I	204,101,083	10.9
13,358,058	Voya RussellTM Mid Cap Index Portfolio - Class I	150,278,148	8.0
2,901,871	Voya RussellTM Small Cap Index Portfolio - Class I	37,579,226	2.0
7,983,617	Voya Short Term Bond Fund - Class R6	74,167,800	4.0
29,974,755	Voya U.S. Bond Index Portfolio - Class I	279,064,972	14.9
58,571,750	Voya U.S. Stock Index Portfolio - Class I	992,791,167	53.2

	Total Mutual Funds
	(Cost $1,861,346,696)	1,811,848,767	97.0

	Total Investments in Securities (Cost $1,915,168,754)	$1,867,861,211	100.0
	Liabilities in Excess of Other Assets	(250,705)	–
	Net Assets	$1,867,610,506	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$56,012,444	$–	$–	$56,012,444
Mutual Funds	1,811,848,767	–	–	1,811,848,767
Total Investments, at fair value	$1,867,861,211	$–	$–	$1,867,861,211

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$76,805,083	$930,078	$(6,710,403)	$2,841,613	$73,866,371	$-	$260,256	$-
Voya International Index Portfolio - Class I	206,879,707	137,403	(18,702,278)	15,786,251	204,101,083	-	1,124,551	-
Voya RussellTM Mid Cap Index Portfolio - Class	145,570,308	9,091,317	(10,990,312)	6,606,835	150,278,148	-	(573,750)	-
Voya RussellTM Small Cap Index Portfolio - Class I	35,989,483	3,652,747	(2,289,016)	226,012	37,579,226	-	898,341	-
Voya Short Term Bond Fund - Class R6	75,241,427	4,735,593	(6,958,923)	1,149,703	74,167,800	621,787	(509,374)	-
Voya U.S. Bond Index Portfolio - Class I	279,764,497	15,105,385	(25,183,790)	9,378,880	279,064,972	2,483,530	(3,957,750)	-
Voya U.S. Stock Index Portfolio - Class I	959,389,649	17,318,480	(49,183,157)	65,266,195	992,791,167	-	5,576,042	-
	$1,779,640,154	$50,971,003	$(120,017,879)	$101,255,489	$1,811,848,767	$3,105,317	$2,818,316	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,933,939,405.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$25,216,336
Gross Unrealized Depreciation	(91,294,530)
Net Unrealized Depreciation	$(66,078,194)